UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       JUNE 30, 2008

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):          [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        NOTTINGHAM ADVISORS INC.
ADDRESS:     500 ESSJAY RD. SUITE 220
             WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

Kathy Strohmeyer              Williamsville, NY                08/05/08
------------------            -----------------               ----------
[Signature]                      [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by
         other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                      0

Form 13F Information Table Entry Total:                85

Form 13F Information Table Value Total:              $199953
                                                    (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]

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
                                                      Form 13F INFORMATION TABLE

                                                          NOTTINGHAM ADVISORS
                                                               FORM 13F
                                                             JUNE 30, 2008
                                                                                                                   VOTING AUTHORITY
                              TITLE OF                   VALUE      SHARES/      SH/  PUT/  INVSTMT   OTHER
NAME OF ISSUER                  CLASS        CUSIP      (X$1000)    PRN AMT      PRN  CALL  DSCRETN   MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
America Movil ADR                COM       02364W105      1845        34983       SH          Sole               34983
American Express Co.             COM       025816109      1637        43458       SH          Sole               43458
Amgen Inc.                       COM       031162100      1759        37292       SH          Sole               37292
AngioDynamics Inc.               COM       03475V101      1080        79281       SH          Sole               79281
Apple Computer                   COM       037833100      2556        15266       SH          Sole               15266
Bank of America Corp.            COM       060505104       528        22103       SH          Sole               22103
Bed Bath & Beyond Inc.           COM       075896100       375        13352       SH          Sole               13352
Berkshire Hathaway Inc. Cl B     COM       084670207       229           57       SH          Sole                  57
Biosensors International Group   COM       G11325100        70       128000       SH          Sole              128000
Boston Scientific Corp.          COM       101137107       530        43164       SH          Sole               43164
Cameco Corp.                     COM       13321L108      2426        56592       SH          Sole               56592
Cardionet, Inc.                  COM       14159L103      1446        54289       SH          Sole               54289
Chevron Corp.                    COM       166764100       295         2974       SH          Sole                2974
Cisco Systems Inc.               COM       17275R102      2331       100224       SH          Sole              100224
Citigroup Inc.                   COM       172967101      1613        96214       SH          Sole               96214
Conocophillips                   COM       20825C104      2669        28278       SH          Sole               28278
Exxon Mobil Corp.                COM       30231G102      1591        18054       SH          Sole               18054
Genentech Inc.                   COM       368710406      2222        29275       SH          Sole               29275
General Electric Co.             COM       369604103      3005       112595       SH          Sole              112595
ICICI Bank Ltd.                  COM       45104G104       871        30270       SH          Sole               30270
Johnson & Johnson                COM       478160104       468         7270       SH          Sole                7270
Joy Global Inc.                  COM       481165108      2125        28023       SH          Sole               28023
M&T Bank Corp.                   COM       55261F104      1972        27962       SH          Sole               27962
Marriott Intl. Inc.              COM       571903202       948        36131       SH          Sole               36131
Medtronic Inc.                   COM       585055106       526        10155       SH          Sole               10155
Microsoft Inc.                   COM       594918104       660        23980       SH          Sole               23980
Minrad International Inc.        COM       60443P103        46        22875       SH          Sole               22875
NMT Medical Inc.                 COM       629294109       886       189760       SH          Sole              189760
Procter & Gamble                 COM       742718109       262         4309       SH          Sole                4309
Qualcomm Inc.                    COM       747525103      2349        52952       SH          Sole               52952
Synergetics USA Inc.             COM       87160G107       248        94271       SH          Sole               94271
Texas Instruments Inc.           COM       882508104       382        13560       SH          Sole               13560
Trans1 Inc.                      COM       89385X105      2508       166400       SH          Sole              166400
United Technologies Corp.        COM       913017109      2425        39306       SH          Sole               39306
Urologix Inc.                    COM       917273104       243       137305       SH          Sole              137305
Valero Energy Corp.              COM       91913Y100      1652        40128       SH          Sole               40128
Walgreen Co.                     COM       931422109       233         7160       SH          Sole                7160
Waste Management Inc.            COM       94106L109      2070        54893       SH          Sole               54893
Wellpoint Inc.                   COM       94973V107      1385        29050       SH          Sole               29050
Consumer Staples Select Sector             81369Y308      5781       216121       SH          Sole              216121
Diamonds Trust Series I                    252787106       217         1910       SH          Sole                1910
Emerging Markets Telecomm Fund             290890102       299        14600       SH          Sole               14600
Financial Select Sector SPDR               81369Y605       351        17302       SH          Sole               17302
PowerShares FTSE RAFI U.S. 100             73935X583     14629       300383       SH          Sole              300383
PowerShares QQQ Nasdaq 100                 73935A104       365         8091       SH          Sole                8091
Powershares Dynamic Industrial             73935X369       474        16325       SH          Sole               16325
Powershares FTSE RAFI U.S. 150             73935X567       747        15815       SH          Sole               15815
Powershares Global Water Portf             73935X575      4000       193155       SH          Sole              193155
Powershares High Yield Eq Dvd              73935X302       116        13225       SH          Sole               13225
S & P 500 Dep Receipt                      78462F103       273         2130       SH          Sole                2130
S & P Mid-Cap 400 Dep Rcpts                595635103     13744        92364       SH          Sole               92364
SPDR FTSE/Macquarie Global Inf             78463X855      5783        99834       SH          Sole               99834
Technology Select Sector SPDR              81369Y803      6722       293410       SH          Sole              293410
Utilities Select Sector SPDR               81369Y886       318         7825       SH          Sole                7825
Vanguard Emerging Markets ETF              922042858      2954        63113       SH          Sole               63113
Vanguard Mid-Cap VIPERS ETF                922908629      1619        23171       SH          Sole               23171
WisdomTree Int'l LargeCap Divi             97717W794      8826       148539       SH          Sole              148539
WisdomTree Int'l MidCap Divide             97717W778       607        10300       SH          Sole               10300
WisdomTree International Top 1             97717W786       409         6850       SH          Sole                6850
iShares DJ Select Dividend Ind             464287168       296         6019       SH          Sole                6019
iShares DJ US Healthcare Provi             464288828       329         7330       SH          Sole                7330
iShares MSCI Canada Index                  464286509      4176       125936       SH          Sole              125936
iShares MSCI EAFE Index                    464287465     19400       282515       SH          Sole              282515
iShares MSCI Emerging Markets              464287234      5798        42762       SH          Sole               42762
iShares Russell 1000 Growth In             464287614     18008       325994       SH          Sole              325994
iShares Russell 1000 Value Ind             464287598      9449       136837       SH          Sole              136837
iShares Russell 2000 Growth In             464287648       515         6763       SH          Sole                6763
iShares Russell 2000 Value Ind             464287630       485         7614       SH          Sole                7614
iShares Russell Midcap Growth              464287481       870         8224       SH          Sole                8224
iShares Russell Midcap Value I             464287473       837         6507       SH          Sole                6507
iShares S&P 100 Index Fund                 464287101       278         4776       SH          Sole                4776
iShares S&P 500 Barra Growth I             464287309       362         5664       SH          Sole                5664
iShares S&P Global Healthcare              464287325      4029        78151       SH          Sole               78151
iShares S&P Global Infrastruct             464288372       247         5580       SH          Sole                5580
iShares S&P Midcap 400 Index               464287507       307         3766       SH          Sole                3766
iShares S&P Small Cap 600 Inde             464287804     10604       176235       SH          Sole              176235
Dodge & Cox Intl Stock Fund                256206103       510   12524.8110       SH          Sole          12524.8110
AT & T                                     00206R102       270         8011       SH          Sole                8011
Boston Scientific Corp.                    101137107       176        14295       SH          Sole               14295
Community Bank N.A.                        203607106      2407       116735       SH          Sole              116735
Converge Global                            21247K104         0        10000       SH          Sole               10000
Exxon Mobil Corp.                          30231G102       229         2601       SH          Sole                2601
General Electric Co.                       369604103       489        18318       SH          Sole               18318
Johnson & Johnson                          478160104       206         3200       SH          Sole                3200
Trans1 Inc.                                89385X105       978        64886       SH          Sole               64886
REPORT SUMMARY          85   DATA RECORDS               199953             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.
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